Basis of preparation	12 Months Ended
Dec. 31, 2024
Basis of preparation
Basis of preparation

1 Basis of preparation

Smith & Nephew plc (the “Company”) is a public limited company incorporated in England and Wales. In these accounts, the ‘Group’ means the Company and all its subsidiaries. The principal activities of the Group are to develop, manufacture, market and sell medical devices and services.

The Group has prepared its accounts in accordance with UK-adopted International Accounting Standards. The Group has also prepared its accounts in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB) effective as at 31 December 2024. IFRS as adopted in the UK differs in certain respects from IFRS Accounting Standards as issued by the IASB. However, the differences have no impact for the periods presented.

The preparation of accounts in conformity with IFRS requires management to use estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the accounts and the reported amounts of revenues and expenses during the year. The accounting policies requiring management to use significant estimates and assumptions are discussed in Note 1.2 below. Although these estimates are based on management’s best knowledge of current events and actions, actual results ultimately may differ from those estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognised prospectively.

The uncertainties as to the future impact on the financial performance and cash flows of the Group as a result of the current economic environment have been considered as part of the Group’s adoption of the going concern basis in these financial statements, in which context the Directors reviewed cash flow forecasts prepared for a period of at least 12 months from the date of approval of these financial statements. Having carefully reviewed those forecasts, the Directors concluded that it was appropriate to adopt the going concern basis of accounting in preparing these financial statements for the reasons set out below.

The Group had access to $617m of cash and cash equivalents at 31 December 2024. The Group’s net debt, excluding lease liabilities, at 31 December 2024 was $2,513m with access to committed facilities of $4.1bn with an average maturity of 5.5 years. At the date of approving these financial statements the funding position of the Group has remained unchanged and the cash position is not materially different. The Group does not have any debt that is due for repayment in 2025.

$625m of private placement debt is subject to financial covenants. The principal covenant on the private placement debt is a leverage ratio of <3.5 which is measured on a rolling 12-month basis at half year and year end. There are no financial covenants in any of the Group’s other facilities.

The Directors have considered various scenarios in assessing the impact of the economic environment on future financial performance and cash flows, including the impact of a significant global economic downturn, leading to lower healthcare spending across both public and private systems. Throughout these scenarios, which include a severe but plausible outcome, the Group continues to have headroom on its borrowing facilities and financial covenants.

The Directors have a reasonable expectation that the Company and the Group are well placed to manage their business risks, have sufficient funds to continue to meet their liabilities as they fall due and to continue in operational existence for a period of at least 12 months from the date of the approval of these financial statements. The financial statements have therefore been prepared on a going concern basis.

Accordingly, the Directors continue to adopt the going concern basis (in accordance with the guidance ‘Guidance on Risk Management, Internal Control and Related Financial and Business Reporting’ issued by the FRC) in preparing these financial statements.

New accounting standards effective 2024

A number of new amendments to standards are effective from 1 January 2024 but they do not have a material effect on the Group’s financial statements.

The Group is adopting the mandatory temporary exception from the recognition and disclosure of deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules which took effect for the Group from 1 January 2024.

Accounting standards issued but not yet effective

A number of new standards and amendments to standards are effective for annual periods beginning after 1 January 2025 and earlier application is permitted; however, the Group has not adopted them early in preparing these Financial Statements.

1.1 Consolidation

The Group accounts include the accounts of Smith & Nephew plc and its subsidiaries for the periods during which they were members of the Group.

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated in the Group accounts from the date that the Group obtains control and continue to be consolidated until the date that such control ceases. Intra-group balances and transactions, and any unrealised income and expenses arising from intra-group transactions, are eliminated on consolidation. All subsidiaries have year ends which are coterminous with the Group’s, with the exception of jurisdictions whereby a different year end is required by local legislation.

When the Group loses control over a subsidiary, it derecognises the assets and liabilities of the subsidiary and any related components of equity. Any resulting gain or loss is recognised in profit or loss. Any retained interest in the former subsidiary is measured at fair value.

1.2 Critical judgements and estimates

The Group prepares its consolidated financial statements in accordance with IFRS Accounting Standards as issued by the IASB and IFRS adopted in the UK, the application of which often requires judgements and estimates to be made by management when formulating the Group’s financial position and results. Under IFRS, the Directors are required to adopt those accounting policies most appropriate to the Group’s circumstances for the purpose of presenting fairly the Group’s financial position, financial performance and cash flows.

Management regularly reviews, and revises as necessary, the accounting judgements that significantly impact the amounts recognised in the financial statements and the estimates that are considered to be critical estimates due to their potential to give rise to material adjustments in the Group’s financial statements in the next financial year. The Group’s accounting policies do not include any critical judgements. The critical accounting estimate with a significant risk of a material change to the carrying value of assets and liabilities within the next year is impairment of Orthopaedics CGU as outlined below. In addition, other estimates have also been identified that are not considered to be critical in respect of the provision for excess and obsolete inventory and liability provisioning for legal disputes relating to metal-on-metal cases.

The Group’s accounting policies are set out in Notes 1–23 of the Notes to the Group accounts. Management have considered the impact of the uncertainties around the current economic environment below.

Impairment

In carrying out impairment reviews of intangible assets and goodwill, a number of significant assumptions have to be made when preparing cash flow projections. These include the future rate of market growth, discount rates, the market demand for the products acquired, the future profitability of acquired businesses or products, levels of reimbursement and success in obtaining regulatory approvals. If actual results should differ or changes in expectations arise, impairment charges may be required which would adversely impact operating results. The Orthopaedics CGU is sensitive to a reasonably possible change in assumptions, in particular the projected trading profit margin. For other intangible assets and goodwill CGUs, this critical estimate is not considered to have a significant risk of material adjustment in 2025 or thereafter based on sensitivity analyses undertaken (as outlined below). See Notes 8 and 9 for further details on impairment reviews.

Current economic environment impact assessment: Management have assessed the non-current assets held by the Group at 31 December 2024 to identify any indicators of impairment as a result of current economic environment. Where an impairment indicator has arisen, impairment reviews have been undertaken by comparing the expected recoverable value of the asset to the carrying value of the asset. The recoverable amounts are based on cash flow projections using the Group’s base case scenario in its going concern models, which was reviewed and approved by the Board.

Group financial statements continued

Notes to the Group accounts continued

1 Basis of preparation continued

1.3 Climate change considerations

The impact of climate change has been considered as part of the assessment of estimates and judgements in preparing the Group accounts, particularly in the context of the risks identified in the TCFD disclosures on pages 69 to 73. The climate change scenario analyses undertaken this year in line with TCFD recommendations did not identify any material financial impact. The following considerations were made in respect of the financial statements:

-	The impact of climate change on the going concern assessment and the viability of the Group over the next three years.
-	The impact of climate change on the cash flow forecasts used in the impairment assessments of non-current assets including goodwill.
-	The impact of climate change on the carrying value and useful economic lives of property, plant and equipment.

While there is currently no material medium term impact expected, the Group closely monitors climate-related risks given the changing nature of these risks and management consider the impact of climate change as part of the decision-making process and continue to assess the impact on judgements and estimates, and on preparation of the consolidated financial statements.

1.4 Foreign currencies

Functional and presentation currency

The Group accounts are presented in US Dollars. The Company’s functional currency is US Dollars.

Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of Group companies at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated to the functional currency at the exchange rate as at the reporting date. Non-monetary items are not retranslated.

Foreign operations

Balance sheet items of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into US Dollars on consolidation at the exchange rates at the reporting date. Income statement items and the cash flows of foreign operations are translated at average rates as an approximation to actual transaction rates, with actual transaction rates used for large one-off transactions.

Foreign currency differences are recognised in ‘Other comprehensive income’ and accumulated in ‘Other reserves’ within equity. These include: exchange differences on the translation at closing rates of exchange of non-US Dollar opening net assets; the differences arising between the translation of profits into US Dollars at actual (or average, as an approximation) and closing exchange rates; to the extent that the hedging relationship is effective, the difference on translation of foreign currency borrowings or swaps that are used to finance or hedge the Group’s net investments in foreign operations; and the movement in the fair value of forward foreign exchange contracts used to hedge forecast foreign exchange cash flows.

The exchange rates used for the translation of currencies into US Dollars that have the most significant impact on the Group results were:

	2024	2023	2022
Average rates
Sterling	1.28	1.24	1.23
Euro	1.08	1.08	1.05
Swiss Franc	1.14	1.11	1.05
Japanese Yen	0.0066	0.0071	0.0076
Year end rates
Sterling	1.25	1.27	1.21
Euro	1.04	1.10	1.07
Swiss Franc	1.10	1.19	1.08
Japanese Yen	0.0064	0.0071	0.0076